CONSOLIDATED STATEMENTS OF LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares
Statements [Line Items]
Revenue	¥ 531,950	$ 83,475	¥ 424,485	¥ 323,425
Cost of revenue	(193,983)	(30,440)	(164,268)	(178,435)
Gross profit	337,967	53,035	260,217	144,990
Selling expenses	(343,161)	(53,850)	(246,959)	(253,558)
Administrative expenses	(227,001)	(35,622)	(126,318)	(117,169)
Research and development expenses	(253,950)	(39,850)	(148,999)	(91,697)
Net loss allowance for financial and contract assets	(37,032)	(5,811)	(14,843)	(2,733)
Other income and gains - net	5,329	836	8,526	13,297
Operating expenses	(855,815)	(134,297)	(528,593)	(451,860)
Operating loss	(517,848)	(81,262)	(268,376)	(306,870)
Finance income	20,501	3,217	28,330	2,483
Finance costs	(5,251)	(824)	(5,627)	(11,704)
Finance (costs)/income - net	15,250	2,393	22,703	(9,221)
- loss on fair value changes			(2,823,370)	(333,401)
- other loss				(26,542)
Loss before income tax	(502,598)	(78,869)	(3,069,043)	(676,034)
Income tax expense	0		0	0
Loss for the year	(502,598)	(78,869)	(3,069,043)	(676,034)
Loss attributable to:
Owners of the Company	(496,238)	(77,871)	¥ (3,069,043)	¥ (676,034)
Profit (loss), attributable to non-controlling interests.	¥ (6,360)	$ (998)
Loss attributable to owners of the Company
Basic | ¥ / shares	¥ (1.08)		¥ (10.18)	¥ (5.41)
Ordinary shares
Loss attributable to owners of the Company
Basic | (per share)	(1.08)	$ (0.17)	(10.18)	(5.41)
Diluted | (per share)	(1.08)	(0.17)	(10.18)	¥ (5.41)
ADS
Loss attributable to owners of the Company
Basic | (per share)	(5.39)	(0.85)	(50.92)
Diluted | (per share)	¥ (5.39)	$ (0.85)	¥ (50.92)